NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS	6 Months Ended
Jun. 30, 2017
Notes and Loans Payable [Abstract]
NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS

Notes payable and capital lease obligations consist of the following:

	June 30, 2017	December 31, 2016
	(Unaudited)
Revolving credit note payable to PNC Bank N.A. (“PNC”)	$19,804,000	$24,393,000
Term loans, PNC	4,210,000	6,649,000
Capital lease obligations	3,595,000	4,215,000
Related party note payable, net of debt discount	3,576,000	1,086,000
Notes Payable (private placement), net of debt discount	3,097,000	627,000
Subtotal	34,282,000	36,970,000
Less: Current portion of notes and capital lease obligations	(31,950,000)	(33,999,000)
	$2,332,000	$2,971,000

PNC Bank N.A. (“PNC”)

The Company has a Loan Facility with PNC secured by substantially all of its assets. The Loan Facility has been amended many times during its term. The Loan Facility was amended in June 2016 (the “Twelfth Amendment”) and September 2016 (the “Thirteenth Amendment”). In connection with the Twelfth Amendment, the Company paid PNC a fee of $100,000 and reimbursed it for the fees and expenses of its counsel. The Twelfth Amendment provides for a $33,000,000 revolving loan. In addition, in the Twelfth Amendment the four term loans (Term Loan A, Term Loan B, Term Loan C and Term Loan D) then outstanding were consolidated into a single term loan with the initial principal amount of $7,387,854. Further, in the Twelfth Amendment the Company acknowledged that there were then outstanding excess advances under the revolving loan in the amount of $12,500,000.

Under the terms of the Loan Facility, as amended, the revolving loan now bears interest at (a) the sum of the Alternate Base Rate plus one and three- quarters of one percent (1.75%) with respect to Domestic Rate Loans; and (b) the sum of the LIBOR Rate plus four and one-half of one percent (4.50%) with respect to LIBOR Rate Loans. The amount outstanding under the revolving loan, inclusive of the excess advance, was $19,804,000 and $24,393,000, as of June 30, 2017 and December 31, 2016, respectively. Because the revolving loans contain a subjective acceleration clause which could permit PNC to require repayment prior to maturity, all of the loans outstanding with PNC are classified with the current portion of notes and capital lease obligations.

The Loan Facility was further amended pursuant to the Thirteenth Amendment, to modify the advance rate with respect to our inventory to be the lesser of (i) 75% of the eligible inventory, an increase from 50%, and (ii) 90% of the liquidation value of the eligible inventory, an increase from 85%, subject to the inventory sublimit of $12,500,000 and such reserves as PNC may deem proper. In addition, in the Thirteenth Amendment the lender waived any default resulting from the Company’s obligation to comply with the minimum EBITDA covenant for the period ended June 30, 2016, consented to the issuance of the Company’s 12% Subordinated Convertible Notes and the amendment to the Company’s Articles of Incorporation to increase the authorized number of shares of Preferred Stock and Series A Preferred Stock.

The repayment terms of the Term Loan provided for in the Twelfth Amendment consist of sixty (60) consecutive monthly principal installments, the first fifty-nine (59) of which shall be in the amount of $123,133 commencing on the first business day of July, 2016, and continuing on the first business day of each month thereafter, with a sixtieth (60th) and final payment of any unpaid balance of principal and interest payable on the last business day of June, 2021.

At the closing of the Twelfth Amendment, the Company paid $1,500,000 to reduce the outstanding excess under the revolving loan from $12,500,000 to $11,000,000. It also agreed that the excess advances will be paid down by $100,000 each week commencing the second week after the closing of the Twelfth Amendment.

To the extent that the Company disposes of collateral used to secure the Loan Facility, other than inventory, the Company must promptly repay the draws on the credit facility in the amount equal to the net proceeds of such sale.

The terms of the Loan Facility require that among other things, the Company maintain a specified Fixed Charge Coverage Ratio and maintain a minimum EBITDA. In addition, the Company is limited in the amount of capital expenditures it can make. The Company also is limited as to the amount of dividends it can pay its shareholders, as defined in the Loan Facility.

As of June 30, 2017, our debt to PNC in the amount of $24,014,000 consisted of the revolving credit loan in the amount of $19,804,000 (inclusive of the excess advance) and the term loan in the amount of $4,210,000. As of December 31, 2016, our debt to PNC in the amount of $31,042,000 consisted of the revolving credit note due to PNC in the amount of $24,393,000 and the term loan due to PNC in the amount of $6,649,000.

On June 19, 2017, we entered into the Fifteenth Amendment to the Loan Facility, which waived the failure to comply with the minimum EBITDA covenant for the periods ended December 31, 2016 and March 31, 2017 and the Capital Expenditures covenant for the period ended December 31, 2016. The amendment also requires that we maintain at all times a Fixed Charge Coverage Ratio, tested quarterly on a consolidated basis beginning September 30, 2017, as follows: (i) 1.00 to 1.00 for the quarter ending September 30, 2017, tested based upon the prior three (3) months, (ii) 1.05 to 1.00 for the quarter ending December 31, 2017, tested based upon the prior six (6) months and (iii) 1.05 to 1.00 for the quarter ending March 31, 2018, tested based upon the prior nine (9) months and that we maintain EBITDA of not less than $345,000 for the period ending June 30, 2017. The amendment also provided that we were not required to maintain a Fixed Charge Coverage Ratio and that no testing was required to the Fixed Charge Coverage Ratio for the periods ending December 31, 2016 and June 30, 2017 and that we are not required to maintain a Fixed Charge Coverage Ratio and that no testing will be required of the Fixed Charge Coverage Ratio for the period ending June 30, 2017. The failure to satisfy the foregoing covenants would constitute a default under the Loan Facility and PNC at its option could give notice to the Company that all amounts under the Loan Facility are immediately due and payable. In addition, the amendment reduces the weekly payments we are required to make to reduce our $2,244,071 over-advance under the revolving credit facility as of June 19, 2017 from $100,000 to $25,000 per week during the period commencing May 22, 2017 through and including July 10, 2017. We paid $50,000 to PNC in connection with the amendment and reimbursed PNC’s counsel fees.

Each day, the Company’s cash collections are swept directly by the bank to reduce the revolving loans and the Company then borrows according to a borrowing base formula. The Company's receivables are payable directly into a lockbox controlled by PNC (subject to the terms of the Loan Facility). PNC may use some elements of subjective business judgment in determining whether a material adverse change has occurred in the Company's condition, results of operations, assets, business, properties or prospects allowing it to demand repayment of the Loan Facility.

As of June 30, 2017, the scheduled future minimum principal payments for the term loan are as follows, however as discussed above, the balance of the term loan has been classified as current:

For the twelve months ending	Amount
June 30, 2018	$1,478,000
June 30, 2019	1,478,000
June 30, 2020	1,254,000
June 30, 2021	112,000
PNC Term Loans Payable	4,210,000
Short term portion	(4,210,000)
Long-term portion	$—

Interest expense related to these credit facilities amounted to approximately $986,000 and $945,000 for the six months ended June 30, 2017 and 2016, respectively.

Capital Leases Payable – Equipment

The Company is committed under several capital leases for manufacturing and computer equipment. All leases have bargain purchase options exercisable at the termination of each lease. Capital lease obligations totaled $3,595,000 and $4,215,000 as of June 30, 2017 and December 31, 2016, respectively, with various interest rates ranging from approximately 4% to 14%.

As of June 30, 2017, the aggregate future minimum lease payments, including imputed interest, with remaining terms of greater than one year are as follows:

For the twelve months ending	Amount
June 30, 2018	$1,441,000
June 30, 2019	1,311,000
June 30, 2020	1,017,000
June 30, 2021	112,000
Total future minimum lease payments	3,881,000
Less: imputed interest	(286,000)
Less: current portion	(1,263,000)
Total Long Term portion	$2,322,000

Related Party Transactions and Notes Payable

Related party notes payable to Michael and Robert Taglich, and their affiliated entities, totaled $3,576,000 and $1,086,000, as of June 30, 2017 and December 31, 2017, respectively.

On March 17, 2017, the Company borrowed $200,000 and $300,000 from each of Michael Taglich and Robert Taglich, respectively, directors and principal stockholders of our company, and issued promissory notes in the principal amounts of $200,000 and $300,000 to Michael Taglich and Robert Taglich, respectively, to evidence our obligation to repay that indebtedness. The notes bear interest at the rate of 7% per annum and are payable on September 17, 2017.

On May 2, and May 10, 2017, the Company borrowed an aggregate of $750,000 from each of Michael Taglich and Robert Taglich. This indebtedness, together with accrued interest, were converted into May 2018 Notes on May 12, 2017.

Taglich Brothers acted as a placement agent in connection with the sale of the May 2018 Notes and warrants discussed below for which they are to be paid commissions in the aggregate amount of $176,000.

As compensation for its services as placement agent for the offering of the 12% Notes discussed below, the Company paid Taglich Brothers a fee of $295,400 and issued to Taglich Brothers five-year warrants to purchase 68,617 shares of common stock at an initial exercise price of $6.15, subject to certain anti-dilution and other adjustments.

Private Placements of 8% Subordinated Convertible Notes

From November 23, 2016 through March 21, 2017, the Company received gross proceeds of $4,775,000 from the sale of an equal principal amount of our 8% Subordinated Convertible Notes (the 8% Notes”), together with warrants to purchase a total of 383,032 shares of our common stock, in private placement transactions with accredited investors (the “8% Note Offerings”). In connection with the offering of the 8% Notes, the Company issued 8% Notes in the aggregate principal amount of $382,000 to Taglich Brothers, Inc., placement agent for the 8% Note Offerings, in lieu of payment of cash compensation for sales commissions, together with warrants to purchase a total of 180,977 shares of our common stock. Of the $5,147,000 principal amount of 8% Notes issued in connection with the offerings of the 8% Notes, $2,781,000 principal amount is due November 30, 2018 (the “2018 Notes”) and $2,366,000 principal amount is due January 31, 2019 (the “2019 Notes”). Payment of the principal and accrued interest on the 8% Notes are junior and subordinate in right of payment to our indebtedness under the Loan Facility.

Interest on the 2018 Notes is payable on the outstanding principal amount thereof at the annual rate of 8%, payable quarterly commencing February 28, 2017, in cash, or at our option, in additional 2018 Notes, provided that if accrued interest payable on $1,269,000 principal amount of the 2018 Notes issued in December 2016 is paid in additional 2018 Notes, interest for that quarterly interest payment shall be calculated at the rate of 12% per annum. Upon the occurrence and continuation of an event of default, interest shall accrue at the rate of 12% per annum.

On February 28, 2017, the Company issued an additional $61,596 principal amount of 2018 Notes in lieu of cash payment of accrued interest for the interest period then ended, and on May 31, 2017 the Company issued 2018 Notes and 2019 Notes in the aggregate principal amounts of $68,872 and $72,285, respectively, in lieu of cash payment of accrued interest for the interest period then ended. As of June 30, 2017, the Company had outstanding $5,359,420 principal amount of 8% Notes, including $2,911,135 principal amount of 2018 Notes and $2,448,285 principal amount of 2019 Notes.

The outstanding principal amount plus accrued interest on the 8% Notes is convertible at the option of the holder into shares of common stock conversion prices ranging from $2.25 to $4.45 per share, subject to certain anti-dilution and other adjustments, including stock splits, and in the event of certain fundamental transactions such as mergers and other business combinations.

An event of default under the 8% Notes will occur (i) if the Company fails to make any payment under the 8% Notes within ten (10) days after the date first due, or (ii) if the Company files a petition in bankruptcy or under any similar insolvency law, makes an assignment for the benefit of its creditors, or if any voluntary petition in bankruptcy or under any similar insolvency law is filed against the Company and such petition is not dismissed within sixty (60) days after the filing thereof. Upon the occurrence and continuation of an event of default, holders of a majority of the outstanding principal amount of the 8% Notes then outstanding, upon notice to the Company and the holders of the Senior Indebtedness (as defined in the 8% Notes), may demand immediate payment of the unpaid principal amount of the 8% Notes, together with accrued interest thereon and all other amounts payable under the 8% Notes, subject to the subordination provisions of the 8% Notes.

The exercise price of the warrants issued in connection with the 8% Note Offerings ranges from $3.00 to $4.53 per share, subject to certain anti-dilution and other adjustments, including stock splits, distributions in respect of the common stock and in the event of certain fundamental transactions such as mergers and other business combinations, and may be exercised on a cashless basis for a lesser number of shares depending upon prevailing market prices at the time of exercise. Of these warrants, 320,702 warrants may be exercised until November 30, 2021 and 243,307 warrants may be exercised until January 31, 2022.

May Note Financing

On May 12 and May 19, 2017, the Company issued and sold to 17 accredited investors (including Michael N. Taglich and Robert F. Taglich individually and a partnership of which they are partners), its “May 2018 Notes” in the aggregate principal amount of $4,158,624, together with warrants to purchase an aggregate of 501,039 shares of common stock, for gross proceeds (net of the exchange of indebtedness totaling $1,503,288 due to Michael N. Taglich and Robert F. Taglich for working capital advances made on May 2 and 10, 2017) of $2,534,196. Roth Capital LLC and Taglich Brothers acted as placement agents in connection with the sale of the May 2018 Notes and warrants for which they are to be paid commissions in the aggregate amount of $191,155.

The May 2018 Notes and warrants were issued for a purchase price equal to 97% of the principal amount of the May 2018 Notes purchased. The principal amount of each May 2018 Note will be increased by 2% for each 30 days it remains outstanding commencing August 1, 2017. Upon the occurrence of, and during the continuance of an Event of Default (as defined in the May 2018 Notes), the May 2018 Notes will accrue late interest at the rate of 10% per annum. Payment of the principal and accrued interest, if any, on the May 2018 Notes is junior and subordinate in right of payment to the Company’s indebtedness under the Loan Facility.

The principal amount, together with accrued interest, if any, of the May 2018 Notes, when issued, were convertible into shares of common stock until November 12, 2017 at a conversion price of $2.49 per share, subject to anti-dilution and other adjustments for stock splits and certain fundamental transactions, including recapitalizations, mergers and other business combination transactions (the “Fixed Conversion Price”), and thereafter at the lower of the Fixed Conversion Price and 75% of the five (5) Weighted Average Prices (as defined in the May 2018 Notes) of the common stock during the five consecutive trading day period ending on the trading day immediately preceding the day of a request by the holder for conversion of the May 2018 Note. The Company has the right to redeem all, or a portion of (on a pro rata basis), of the May 2018 Notes upon written notice to the holders not less than three trading days prior to the applicable redemption date.

The Company issued warrants to purchase 501,039 shares of common stock as part of the private placement of the May 2018 Notes. The warrants, when issued, were exercisable at an initial exercise price of $2.49 per share until May 12, 2022, and may be exercised on a cashless basis for a lesser number of shares based upon prevailing market prices when exercised. The exercise price of the warrants is subject to anti-dilution and other adjustments, including stock splits, and in the event of certain fundamental transactions such as recapitalizations, mergers and other business combination transactions. In accordance with the terms of the warrants, the exercise price was reduced to $1.50 per share, the public offering price of the shares of common stock sold in the Public Offering.

The Company early adopted the provisions of ASU 2017-11 in recognizing the warrants. As a result, the exercise price reset provisions were excluded from the assessment of whether the warrants are considered indexed to the Company’s own stock. The warrants otherwise meet the requirements for equity classification, as such were initially classified in Stockholders’ Equity. The Company will recognize the value of the exercise price reset provision if and when it becomes triggered, by recognizing the value of the effect of the exercise price reset as a deemed dividend and a reduction of income available to common shareholders in computing basic earnings per share.

The proceeds received upon issuing the May 2018 Notes and warrants was allocated to each instrument on a relative fair value basis. The allocation resulted in an effective conversion price for the May 2018 Notes that was below the quoted market price of the Company’s common stock. As such, the Company recognized a beneficial conversion feature equal to the intrinsic value of the conversion feature on each issuance date, resulting in an additional discount to the initial carrying value of the May 2018 Notes with a corresponding credit to additional paid-in capital.

The Company recognized an aggregate debt discount on the May 2018 Notes of approximately $2.5 million, comprised of the allocation of proceeds to the warrants and recognition of the beneficial conversion feature. The debt discount is presented net of the May 2018 Note balance in the Condensed Consolidated Balance Sheets and is amortized to interest expense over the term of the May 2018 Notes using the effective interest method. The Company amortized approximately $220,000 to interest expense in the three months ended June 30, 2017.